Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR Corp. 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	January 3, 2003

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Attention: File Room

Re:	Fidelity Advisor Series VIII (the trust):

Fidelity Advisor Diversified International Fund;
Fidelity Advisor Emerging Asia Fund;
Fidelity Advisor Europe Capital Appreciation Fund;
Fidelity Advisor Global Equity Fund;
Fidelity Advisor International Capital Appreciation Fund;
Fidelity Advisor Japan Fund;
Fidelity Advisor Korea Fund;
Fidelity Advisor Latin America Fund;
Fidelity Advisor Overseas Fund (the funds)

File Nos. 2-86711 and 811-3855

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

Eric D. Roiter
Secretary